Share-Based Payments (Details) - Schedule of earnout shares - shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
7 October 2020 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	53,281	18,079
7 October 2020 grant [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	7 October 2020 grant	7 October 2020 grant
7 October 2020 grant [Member] | Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	451 days	816 days
16 February 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	105,738	49,643
16 February 2021 grant [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	16 February 2021 grant	16 February 2021 grant
16 February 2021 grant [Member] | Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	319 days	684 days
31 March 2021 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	74,725	41,285
31 March 2021 grant [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	31 March 2021 grant	31 March 2021 grant
31 March 2021 grant [Member] | Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date	276 days	641 days
9 February 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		163,107
9 February 2022 grant [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant		9 February 2022 grant
9 February 2022 grant [Member] | Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date		326 days
24 March 2022 grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		84,991
24 March 2022 grant [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant		24 March 2022 grant
24 March 2022 grant [Member] | Days from grant date [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Days from grant date		283 days
Total [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	233,744	357,105
Total [Member] | Grant [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Grant	Total	Total
Tranche 2 [Member] | 7 October 2020 grant [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	33,635	(1,926)
Tranche 2 [Member] | 16 February 2021 grant [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	27,901	29,601
Tranche 2 [Member] | 31 March 2021 grant [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,914	25,013
Tranche 2 [Member] | 9 February 2022 grant [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		43,602
Tranche 2 [Member] | 24 March 2022 grant [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		21,679
Tranche 2 [Member] | Total [Member] | Earn out shares from second vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	80,450	117,969
Tranche 3 [Member] | 7 October 2020 grant [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,627	20,005
Tranche 3 [Member] | 16 February 2021 grant [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	18,211	19,668
Tranche 3 [Member] | 31 March 2021 grant [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	12,065	15,955
Tranche 3 [Member] | 9 February 2022 grant [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		29,051
Tranche 3 [Member] | 24 March 2022 grant [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		13,869
Tranche 3 [Member] | Total [Member] | Earn out shares from third vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	48,903	98,548
Tranche 1 [Member] | 7 October 2020 grant [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	1,019
Tranche 1 [Member] | 16 February 2021 grant [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	59,626	374
Tranche 1 [Member] | 31 March 2021 grant [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	43,746	317
Tranche 1 [Member] | 9 February 2022 grant [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		90,454
Tranche 1 [Member] | 24 March 2022 grant [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares		49,443
Tranche 1 [Member] | Total [Member] | Earn out shares from first vesting [Member]
Share-Based Payments (Details) - Schedule of earnout shares [Line Items]
Earnout shares	104,391	140,588